Short-Term Investments (Details) - Fixed interest rate [member]	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Short-Term Investments (Details) [Line Items]
Interest rate on deposits	0.63%	2.50%
Top of range [member]
Short-Term Investments (Details) [Line Items]
Interest rate on deposits	0.89%	3.30%